Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from financial institutions	$ 49,347	$ 18,217
Certificates of deposit at other financial institutions	250
Securities available for sale	395,705	268,515
Securities held to maturity (fair value 2014-$53,741 and 2013-$54,004)	53,332	56,575
Loans held for sale, at fair value	18,462	10,694
Loans	787,188	421,304
Allowance for loan losses	(6,680)	(4,900)
Net loans	780,508	416,404
Restricted equity securities, at cost	5,349	3,032
Premises and equipment, net	9,664	4,138
Accrued interest receivable	3,545	2,396
Bank owned life insurance	11,664	8,232
Deferred tax asset	6,780	3,995
Buildings held for sale	4,080
Foreclosed assets	715	181
Servicing rights, net	3,053	2,640
Goodwill	9,124	157
Core deposit intangible, net	2,698
Other assets	1,551	1,198
Total assets	1,355,827	796,374
Deposits
Non-interest bearing	150,337	52,686
Interest bearing	1,021,896	628,614
Total deposits	1,172,233	681,300
Federal funds purchased and repurchase agreements	39,078	24,291
Federal Home Loan Bank advances	19,000	23,000
Accrued interest payable	421	222
Other liabilities	3,296	2,398
Total liabilities	1,234,028	731,211
Shareholders' equity
Senior non-cumulative preferred stock, no par value, $10,000 liquidation value: Series A, 1,000,000 shares authorized; 10,000 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	10,000	10,000
Common stock, no par value; 10,000,000 shares authorized; 7,756,411 and 4,862,875 issued at December 31, 2014 and December 31 2013, respectively	94,251	52,638
Retained earnings	15,372	7,058
Accumulated other comprehensive income (loss)	2,176	(4,533)
Total shareholders' equity	121,799	65,163
Total liabilities and shareholders' equity	$ 1,355,827	$ 796,374